Other Payables, Accruals and Advance Receipts (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of other payables, accruals and advance receipts

	June 30,	December 31,
	2021	2020

	(in US$’000)
Accrued salaries and benefits	28,527	21,982
Accrued research and development expenses	86,477	72,697
Accrued selling and marketing expenses	7,800	5,747
Accrued administrative and other general expenses	12,587	10,319
Accrued issuance costs	8,678	1,352
Deferred government grants	6,889	374
Deposits	1,636	1,408
Deposit received for divestment of HBYS (Note 7)	15,912	—
Others	13,104	7,003
	181,610	120,882